Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee and related accruals	$ 822	$ 627
Accrued expenses	1,686	1,271
Dividends payable	61
Other	79	69
Total accrued and other current liabilities	$ 2,648	$ 1,967